Securities	12 Months Ended
Dec. 31, 2012
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2012:
U.S. Government and federal agencies	$10,090,835	$248,601	$(10,556)	$10,328,880
Mortgage-backed securities (Government-sponsored enterprises - residential)	50,917,555	1,134,245	(95,319)	51,956,481
Municipal bonds	49,990,655	3,264,169	(152,362)	53,102,462

	$110,999,045	$4,647,015	$(258,237)	$115,387,823

December 31, 2011:
U.S. Government and federal agencies	$14,132,240	$211,540	$(8,137)	$14,335,643
Mortgage-backed securities (Government-sponsored enterprises - residential)	39,479,133	905,509	(20,556)	40,364,086
Municipal bonds	44,961,448	2,995,639	(34,768)	47,922,319

	$98,572,821	$4,112,688	$(63,461)	$102,622,048

The amortized cost and fair value of available-for-sale securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$101,779	$102,867
One to five years	10,950,852	11,503,003
Five to ten years	25,391,965	26,755,049
After ten years	23,636,894	25,070,423
	60,081,490	63,431,342
Mortgage-backed securities	50,917,555	51,956,481

Totals	$110,999,045	$115,387,823

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $24,370,760 at December 31, 2012 and $25,424,309 at December 31, 2011.

The carrying value of securities sold under agreements to repurchase amounted to $13,705,583 and $6,784,967 at December 31, 2012 and 2011, respectively.

Gross gains of $1,158,693 and $281,810 and gross losses of $(158) and $0 resulting from sales of available-for-sale securities were realized for 2012 and 2011, respectively.  The tax provision applicable to these net realized gains amounted to $393,902 and $95,815, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2012 and 2011, was $23,955,743 and $9,260,036, which is approximately 21% and 9%, respectively, of the Company’s available-for-sale investment portfolio.  The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$545,291	$(10,556)	$—	$—	$545,291	$(10,556)
Mortgage-backed securities (Government-sponsored enterprises - residential)	16,172,999	(95,319)	—	—	16,172,999	(95,319)
Municipal bonds	7,237,453	(152,362)	—	—	7,237,453	(152,362)

Total temporarily impaired securities	$23,955,743	$(258,237)	$—	$—	$23,955,743	$(258,237)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$1,491,864	$(8,137)	$—	$—	$1,491,864	$(8,137)
Mortgage-backed securities (Government-sponsored enterprises - residential)	4,910,314	(18,488)	623,455	(2,068)	5,533,769	(20,556)
Municipal bonds	2,234,403	(34,768)	—	—	2,234,403	(34,768)

Total temporarily impaired securities	$8,636,581	$(61,393)	$623,455	$(2,068)	$9,260,036	$(63,461)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by interest rate increases.  The Company expects to recover the amortized cost basis over the term of the securities.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.